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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

       Report for the Calendar Year or Quarter Ended September 30, 2000.

--------------------------------------------------------------------------------
               (Please read instructions before preparing form.)
--------------------------------------------------------------------------------


If amended report check here: [ ]
PAR Capital Management Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

One Financial Center, Suite 1600          Boston             MA         02111
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Business Address       (Street)           (City)           (State)      (Zip)

Frederick S. Downs Jr., Vice President              (617) 526-8990
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Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

---------------------------------- ATTENTION -----------------------------------
           INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE
     FEDERAL CRIMINAL VIOLATIONS. SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

  The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

  Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 15th day of November, 2000.

                                             PAR Capital Management Inc.
                                     -------------------------------------------
                                      (Name of Institutional Investment Manager

                                       /s/Frederick S. Downs Jr.
                                     -------------------------------------------
                                     (Manual Signature of Person Duly Authorized
                                                to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                     13F File No.:  Name:                     13F File No.:
---------------------------------------  ---------------------------------------
1.                                       6.
---------------------------------------  ---------------------------------------
2.                                       7.
---------------------------------------  ---------------------------------------
3.                                       8.
---------------------------------------  ---------------------------------------
4.                                       9.
---------------------------------------  ---------------------------------------
5.                                       10.
---------------------------------------  ---------------------------------------

                                                                 SEC 1685 (5/91)

                                    FORM 13F

                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
                                        ---------------------------------------

Form 13F Information Table Entry Total:   79
                                        ---------------------------------------

Form 13F Information Table Value Total:   601,616,585.20
                                         --------------------------------------
                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   No.     Form 13F File Number       Name

           28-
---------     --------------------    ----------------------------------------
[Repeat as necessary.]


                                    FORM 13F

                                                                                                          --------------------------
                                                                                                               (SEC USE ONLY)
As of September 30, 2000                           Name of Reporting manager: PAR CAPITAL MANAGEMENT, INC.
------------------------------------------------------------------------------------------------------------------------------------
    ITEM 1:      ITEM 2:   ITEM 3:        ITEM 4:        ITEM 5:             ITEM 6:            ITEM 7:            ITEM 8
                                                                      INVESTMENT DISCRETION               VOTING AUTHORITY (SHARES)
                 TITLE                                  SHARES OF   (a)   (b) SHARED-   (c)     MANAGERS    (a)       (b)     (c)
NAME OF ISSUER    OF       CUSIP       FAIR MARKET      PRINCIPAL   SOLE  AS DEFINED   SHARED-    SEE       SOLE     SHARED   NONE
                 CLASS     NUMBER         VALUE          AMOUNT           IN INSTR. V  OTHER    INSTR. V
------------------------------------------------------------------------------------------------------------------------------------
ACME
Electric
Corp.            Common   004644100   $    146,625.00      17,000     X                                      17,000
------------------------------------------------------------------------------------------------------------------------------------
Alaska Air
Group Inc.       Common   011659109   $  5,400,000.00     225,000     X                                     225,000
------------------------------------------------------------------------------------------------------------------------------------
America West
Holding Corp
Class B          Common   023657208   $  8,756,718.75     718,500     X                                     718,500
------------------------------------------------------------------------------------------------------------------------------------
Ameristar
Casinos Inc      Common   03070Q101   $    792,187.50     169,000     X                                     169,000
------------------------------------------------------------------------------------------------------------------------------------
Ameritrade
Holding Corp -   Class A
Class A          Common   03072H109   $  1,329,475.00      74,900     X                                      74,900
------------------------------------------------------------------------------------------------------------------------------------
Amtran Inc.      Common   03234G106   $  5,862,500.00     536,000     X                                     536,000
------------------------------------------------------------------------------------------------------------------------------------
Anchor Gaming    Common   033037102   $    509,200.00       6,400     X                                       6,400
------------------------------------------------------------------------------------------------------------------------------------
Argosy Gaming
Corp             Common   040228108   $  9,243,750.00     510,000     X                                     510,000
------------------------------------------------------------------------------------------------------------------------------------
Ashford.com      Common   044093102   $    793,125.00     235,000     X                                     235,000
------------------------------------------------------------------------------------------------------------------------------------
Boyd Gaming
Corp.            Common   103304101   $    205,893.75      41,700     X                                      41,700
------------------------------------------------------------------------------------------------------------------------------------
CKE Restraurants
Inc              Common   12561E105   $  1,531,250.00     500,000     X                                     500,000
------------------------------------------------------------------------------------------------------------------------------------
Carmike Cinemas  Class A
Inc.             Common   143436103   $    123,681.25     179,900     X                                     179,900
------------------------------------------------------------------------------------------------------------------------------------
Casino Data
Systems          Common   147583108   $    840,000.00     120,000     X                                     120,000
------------------------------------------------------------------------------------------------------------------------------------
Catalina
Marketing Corp.  Common   148867104   $ 16,931,250.00     450,000     X                                     450,000
------------------------------------------------------------------------------------------------------------------------------------
Cheap Tickets
Inc.             Common   162679109   $    281,162.50      27,100     X                                      27,100
------------------------------------------------------------------------------------------------------------------------------------
Crossman
Communities
Inc.             Common   22764E109   $  7,919,750.00     401,000     X                                     401,000
------------------------------------------------------------------------------------------------------------------------------------
Dover Downs
Entertainment    Common   260086103   $  8,663,156.25     644,700     X                                     644,700
------------------------------------------------------------------------------------------------------------------------------------
Edgar Online
Inc              Common   279765101   $  3,678,875.00     774,500     X                                     774,500
------------------------------------------------------------------------------------------------------------------------------------
Echostar         Class A
Communications   Common   278762109   $ 10,391,750.00     197,000     X                                     197,000
------------------------------------------------------------------------------------------------------------------------------------
ELITE
Information
Group Inc Co     Common   28659M106   $  8,237,025.00   1,220,300     X                                   1,220,300
------------------------------------------------------------------------------------------------------------------------------------
Employee
Solutions Inc.   Common   292166105   $     15,330.00      70,000     X                                      70,000
------------------------------------------------------------------------------------------------------------------------------------
ETOYS Inc        Common   297862104   $  1,878,862.50     351,600     X                                     351,600
------------------------------------------------------------------------------------------------------------------------------------
Expedia Inc.     Class A
                 Common   302125109   $  2,223,000.00     171,000     X                                     171,000
------------------------------------------------------------------------------------------------------------------------------------
4 Kids
Entertainment
Inc              Common   350865101   $  2,946,375.00     174,600     X                                     174,600
------------------------------------------------------------------------------------------------------------------------------------
Friedman
Billings         Class A
Ramsey Group Inc Common   358433100   $    866,062.50      93,000     X                                      93,000
------------------------------------------------------------------------------------------------------------------------------------
Fusion Medical
Technologies Inc Common   361128101   $    933,168.75      95,100     X                                      95,100
------------------------------------------------------------------------------------------------------------------------------------
Galileo
International
Inc.             Common   363547100   $ 17,170,900.00   1,107,800     X                                   1,107,800
------------------------------------------------------------------------------------------------------------------------------------
Gemstar TV Guide
Intl Inc         Common   36866W106   $  8,718,750.00     100,000     X                                     100,000
------------------------------------------------------------------------------------------------------------------------------------
General Motors   Class H
Corp             Common   370442832   $ 15,801,500.00     425,000     X                                     425,000
------------------------------------------------------------------------------------------------------------------------------------
Global
Technovations
Inc              Common   37939M109   $    297,937.50     340,500     X                                     340,500
------------------------------------------------------------------------------------------------------------------------------------
Golden State     Class B
Vintners Inc.    Common   38121K208   $  1,718,750.00     250,000     X                                     250,000
------------------------------------------------------------------------------------------------------------------------------------
GTECH Holdings
Corporation      Common   400518106   $  4,975,375.00     300,400     X                                     300,400
------------------------------------------------------------------------------------------------------------------------------------
Harrahs
Entertainment
Inc              Common   413619107   $ 18,562,500.00     675,000     X                                     675,000
------------------------------------------------------------------------------------------------------------------------------------
Healthcare
Recoveries Inc.  Common   42220K101   $  5,577,250.00   1,274,800     X                                   1,274,800
------------------------------------------------------------------------------------------------------------------------------------
Hilton Hotels
Corp             Common   432848109   $  8,093,750.00     700,000     X                                     700,000
------------------------------------------------------------------------------------------------------------------------------------
Hollywood Casino Class A
Corp             Common   436132203   $  6,112,400.00     660,800     X                                     660,800
------------------------------------------------------------------------------------------------------------------------------------
Host Marriott
Corp New REIT    Common   44107P104   $  2,250,000.00     200,000     X                                     200,000
------------------------------------------------------------------------------------------------------------------------------------
Hotel
Reservation      Class A
Network Inc      Common   441451101   $  1,882,525.00      51,400     X                                      51,400
------------------------------------------------------------------------------------------------------------------------------------
Imagyn Medical
Technologies
Inc.             Common   45244E100   $      1,958.33      78,333     X                                      78,333
------------------------------------------------------------------------------------------------------------------------------------
International    Class A
Speedway Corp    Common   460335201   $    273,000.00       7,000     X                                       7,000
------------------------------------------------------------------------------------------------------------------------------------
Lodgenet
Entertainment
Corp.            Common   540211109   $ 14,437,500.00     500,000     X                                     500,000
------------------------------------------------------------------------------------------------------------------------------------
Learn2.com Inc   Common   522002104   $     68,046.88      32,500     X                                      32,500
------------------------------------------------------------------------------------------------------------------------------------
Liberate
Technologies     Common   530129105      $243,075.00        8,400     X                                       8,400
------------------------------------------------------------------------------------------------------------------------------------
Liberty
Satellite &      Class A
Technology Inc   Common   531182103   $  1,062,500.00     100,000     X                                     100,000
------------------------------------------------------------------------------------------------------------------------------------
MGM Grand Inc    Common   55295101    $ 21,003,125.00     550,000     X                                     550,000
------------------------------------------------------------------------------------------------------------------------------------
Mesa Air Group
Inc              Common   552953101   $  2,296,875.00     420,000     X                                     420,000
------------------------------------------------------------------------------------------------------------------------------------
Mesaba Holdings
Inc              Common   59066B102   $ 13,425,675.00   1,248,900     X                                   1,248,900
------------------------------------------------------------------------------------------------------------------------------------
Mid Atlantic
Medical
Services, Inc.   Common   59523C107   $ 15,125,000.00   1,000,000     X                                   1,000,000
------------------------------------------------------------------------------------------------------------------------------------
Robert Mondavi   Class A
Corp             Common   609200100   $    997,350.00      24,400     X                                      24,400
------------------------------------------------------------------------------------------------------------------------------------
Morton
Industrial
Group Inc.       Common   619328107   $    822,093.75     237,000     X                                     237,000
------------------------------------------------------------------------------------------------------------------------------------
MP3.Com          Common   62473M109   $  1,206,843.75     306,500     X                                     306,500
------------------------------------------------------------------------------------------------------------------------------------
National
Discount
Brokers
Group Inc        Common   635646102   $  2,475,000.00      80,000     X                                      80,000
------------------------------------------------------------------------------------------------------------------------------------
Navigant
International
Inc              Common   63935R108   $    354,900.00      33,800     X                                      33,800
------------------------------------------------------------------------------------------------------------------------------------
Northwest        Class A
Airlines Corp    Common   667280101   $  7,307,343.75     297,500     X                                     297,500
------------------------------------------------------------------------------------------------------------------------------------
OpenTV Corp      Class A
                 Common   G6754310    $    648,375.00      19,500     X                                      19,500
------------------------------------------------------------------------------------------------------------------------------------
Pacific Health
Systems          Common   695112102   $  8,703,125.00     250,000     X                                     250,000
------------------------------------------------------------------------------------------------------------------------------------
Pegasus
Communications   Class A
Corp.            Common   705904100   $ 86,962,500.00   1,800,000     X                                   1,800,000
------------------------------------------------------------------------------------------------------------------------------------
Pegasus Systems
Inc              Common   705906105   $  1,369,375.00      70,000     X                                      70,000
------------------------------------------------------------------------------------------------------------------------------------
Penn National
Gaming Inc.      Common   707569109   $ 16,201,881.25   1,064,600     X                                   1,064,600
------------------------------------------------------------------------------------------------------------------------------------
Phoenix
Healthcare Corp  Common   719072100   $     24,705.00      91,500     X                                      91,500
------------------------------------------------------------------------------------------------------------------------------------
Physician
Computer Network Common   71940K109   $      1,882.50     251,000     X                                     251,000
------------------------------------------------------------------------------------------------------------------------------------
Pixar            Common   725811103   $  8,675,356.25     270,050     X                                     270,050
------------------------------------------------------------------------------------------------------------------------------------
Pinnacle
Entertainment
Inc.             Common   723456109   $ 26,232,675.00   1,206,100     X                                   1,206,100
------------------------------------------------------------------------------------------------------------------------------------
Puradyn Filter
Technologies Inc Common   746091107   $    787,500.00     100,000     X                                     100,000
------------------------------------------------------------------------------------------------------------------------------------
Radio One Inc.   Class D
                 Common   75040P405   $  3,001,562.50     425,000     X                                     425,000
------------------------------------------------------------------------------------------------------------------------------------
Radio Unica
Communications
Corp             Common   75040Q106   $     87,187.50      22,500     X                                      22,500
------------------------------------------------------------------------------------------------------------------------------------
Recoton Corp     Common   756268108   $  3,162,500.00     200,000     X                                     200,000
------------------------------------------------------------------------------------------------------------------------------------
Resortquest
International
Inc              Common   761183102   $  1,411,743.75     219,300     X                                     219,300
------------------------------------------------------------------------------------------------------------------------------------
Sabre Group
Holdings, Inc.   Common   785905100   $ 41,360,368.75   1,429,300     X                                   1,429,300
------------------------------------------------------------------------------------------------------------------------------------
Station Casinos
Inc.             Common   857689103   $ 56,836,125.00   3,988,500     X                                   3,988,500
------------------------------------------------------------------------------------------------------------------------------------
Sunrise
Technologies Inc Common   86769L103   $  5,574,625.00     775,600     X                                     775,600
------------------------------------------------------------------------------------------------------------------------------------
THQ Inc.         Common   872443403   $ 21,831,750.00     939,000     X                                     939,000
------------------------------------------------------------------------------------------------------------------------------------
Travelocity.com
Inc.             Common   893953109   $  7,403,037.50     521,800     X                                     521,800
------------------------------------------------------------------------------------------------------------------------------------
Universal Health
Services Inc.    Common   913903100   $ 17,381,875.00     203,000     X                                     203,000
------------------------------------------------------------------------------------------------------------------------------------
Univision        Class A
Communications   Common   914906102   $ 10,838,750.00     290,000     X                                     290,000
------------------------------------------------------------------------------------------------------------------------------------
Valence
Technology Inc   Common   918914102   $    862,500.00      50,000     X                                      50,000
------------------------------------------------------------------------------------------------------------------------------------
WABTEC Corp      Common   929740108   $    917,325.00      90,600     X                                      90,600
------------------------------------------------------------------------------------------------------------------------------------
Young            Class A
Broadcasting Inc Common   987434107   $  8,016,562.50     255,000     X                                     255,000
------------------------------------------------------------------------------------------------------------------------------------
Zixit Corp       Common   98974P100   $    561,200.00      18,400     X                                      18,400
------------------------------------------------------------------------------------------------------------------------------------
       Total Long
         Equities                     $601,616,585.20
                                      ---------------